Offerings - Offering: 1	Aug. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value
Amount Registered | shares	3,144,859
Proposed Maximum Offering Price per Unit	5.07
Maximum Aggregate Offering Price	$ 15,944,435.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,201.93
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Class A ordinary shares on August 11, 2026, as reported on Nasdaq, which was $5.07 per share.